Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 24, 2017
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 24, 2017
Prospectus Date	Dec. 31, 2016
Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund) | Class I
Prospectus:
Trading Symbol	DWUGX
Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund) | Class II
Prospectus:
Trading Symbol	DWUHX
Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund) | Institutional
Prospectus:
Trading Symbol	DWUIX